Balance Sheet Components - Accrued Warranty Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Warranties Disclosures [Abstract]
Balance at the beginning of the period	$ 3,712	$ 3,620
Additions charged to cost of product revenue	1,908	5,172
Consumption	(3,682)	(5,080)
Balance at the end of the period	$ 1,938	$ 3,712